Cover	Oct. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2025
Entity File Number	000-56442
Entity Registrant Name	GPB Holdings II, LP
Entity Central Index Key	0001640265
Entity Tax Identification Number	47-3870808
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Old Field Point Road
Entity Address, Address Line Two	Suite 1 East
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	877
Local Phone Number	489-8484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false